Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2023	2022

Employees and payroll accruals	$694	$492
Accrued expenses	250	283

	$944	$775